Loan Payables (Tables)	12 Months Ended
Dec. 31, 2024
Loan Payables [Abstract]
Schedule of Loan Payables	As of December 31, 2024 and 2023, loan payables consisted of the following.
	2024	2023

Loan payable	$479,498	$493,159
Non-current loan payable	2,054,992	2,113,539
Total	$2,534,490	$2,606,698